Credit facilities (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) item	Sep. 30, 2023 item
Credit facilities
Collateral/Guarantee | item	55	55
Balance	$ 819,000
Interest expense	$ 36,380
Pony Partners Ltd | Maturities, August 30, 2023
Credit facilities
Weighted average interest rate	5.50%
Collateral/Guarantee	20
Balance	$ 280,000
Pony Partners Ltd | Maturities, September 12, 2023
Credit facilities
Weighted average interest rate	5.50%
Collateral/Guarantee	35
Balance	$ 539,000